Production costs - Summary of Product Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Labour	$ 74,023	$ 52,670
Fuel	14,910	23,241
Reagents	40,587	40,839
Electricity	14,288	12,132
Mining contractors	17,107	12,575
Operating and maintenance supplies and services	31,772	56,342
Site general and administrative costs	33,667	23,621
Inventory change	33,459	(36,501)
Royalties, production taxes and selling expenses	8,167	7,821
Production costs	$ 267,980	$ 192,740